FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Assets:
Derivative assets	$ 875	$ 608
Total financial assets	875	608
Liabilities:
Payment obligation in connection with acquisitions	42,535	49,124
Derivative liabilities	49	214
Convertible debt	29,309	35,463
Total financial liabilities	71,893	84,801
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities
Convertible debt	29,309	35,463
Total financial liabilities	29,309	35,463
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets	875	608
Total financial assets	875	608
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities	49	214
Convertible debt
Total financial liabilities	49	214
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions	42,535	49,124
Derivative liabilities
Convertible debt
Total financial liabilities	$ 42,535	$ 49,124